RELATED PARTY TRANSACTIONS (Details) - Notes Payable - Related Party [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Beginning balance	$ 10,558	$ 11,283	$ 10,912
Payments	0	0	0
Foreign currency translation	454	(725)	371
Ending balance	$ 11,012	$ 10,558	$ 11,283